Silent Partnerships (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2010 USD ($) shares	Dec. 31, 2010 EUR (€) shares	Dec. 31, 2025 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 € / shares	Dec. 31, 2021 USD ($)	Nov. 30, 2021 $ / shares
Silent Partnerships (Details) [Line Items]
Silent partnership agreements description	During the year ended December 31, 2020, the Company entered into silent partnership agreements whereby the lender agreed to lend a total of EUR299,400 (approximately $341,740) (the “3% SPAs”). The Company is to repay the amount by December 31, 2025. The Company must pay a minimum of 3% interest per annum on the loans. The lender is entitled to 3% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lender does not partake in the Company’s losses. Upon the amounts coming due, the lender of the 3% SPAs have the option to demand an additional payment equal to 15% of the contribution as a final remuneration (the “Final Renumeration”). The Final Remuneration is considered to be the cost of issuing debt. The 3% SPAs were received at below market interest rates as part of a government program for COVID-19 relief. The initial fair value of the 3% SPAs was determined to be EUR218,120 (approximately $248,966), which was determined using an estimated effective interest rate of 11.5%. The difference between the face value and the fair value of the 3% SPAs of EUR81,280 ($92,774) has been recognized as government grant income during the period. During the year ended December 31, 2021 the Company received the remaining EUR200,000 ($236,640). The initial fair value of the 3.0% SPAs received was determined to be EUR230,000 (approximately $272,136), determined using an estimated effective interest rate of 11.5%. The initial fair value of the 3.0% SPAs received in 2021 was determined to be EUR156,549 (approximately $185,229), which was determined using an estimated effective interest rate of 11.5%. The difference between the face value and the fair value of the 3.0% SPAs received in 2021 of EUR43,451 (approximately $51,410) has been recognized as government grant income during the period.	During the year ended December 31, 2020, the Company entered into silent partnership agreements whereby the lender agreed to lend a total of EUR299,400 (approximately $341,740) (the “3% SPAs”). The Company is to repay the amount by December 31, 2025. The Company must pay a minimum of 3% interest per annum on the loans. The lender is entitled to 3% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lender does not partake in the Company’s losses. Upon the amounts coming due, the lender of the 3% SPAs have the option to demand an additional payment equal to 15% of the contribution as a final remuneration (the “Final Renumeration”). The Final Remuneration is considered to be the cost of issuing debt. The 3% SPAs were received at below market interest rates as part of a government program for COVID-19 relief. The initial fair value of the 3% SPAs was determined to be EUR218,120 (approximately $248,966), which was determined using an estimated effective interest rate of 11.5%. The difference between the face value and the fair value of the 3% SPAs of EUR81,280 ($92,774) has been recognized as government grant income during the period. During the year ended December 31, 2021 the Company received the remaining EUR200,000 ($236,640). The initial fair value of the 3.0% SPAs received was determined to be EUR230,000 (approximately $272,136), determined using an estimated effective interest rate of 11.5%. The initial fair value of the 3.0% SPAs received in 2021 was determined to be EUR156,549 (approximately $185,229), which was determined using an estimated effective interest rate of 11.5%. The difference between the face value and the fair value of the 3.0% SPAs received in 2021 of EUR43,451 (approximately $51,410) has been recognized as government grant income during the period.
Agreed to lend a total				$ 57,071	€ 50,000	$ 343,830	€ 300,000
lender agreed to lend total , percentage				3.50%	3.50%	8.00%	8.00%
Amount repayment date				Jun. 30, 2025	Jun. 30, 2025	Jan. 31, 2023	Jan. 31, 2023
Interest rate per annum	8.50%				3.50%	8.00%	8.00%
Net income percent					0.50%
Convertible to common shares percentage					3.50%
Par value per share (in Euro per share) | (per share)					€ 1					€ 0.01		$ 5
Principal amount percentage					3.50%
Net income percent	77.00%	77.00%	56.00%	46.00%	46.00%	1.95%	1.95%
Additional payment percentage						30.00%	30.00%
Initial fair value rate						8.00%	8.00%
Initial fair value amount						$ 332,254	€ 289,900
Contribution amount	$ 375,445	€ 350,000	€ 350,000				€ 100,000
Shares acquired (in Shares) | shares						2,800	2,800
Carrying value (in Dollars) | $	$ 462,252										$ 498,972
Loan due								€ 200,000	$ 150,000
SPAs [Member]
Silent Partnerships (Details) [Line Items]
Silent partnership agreements description	Between the years of 2013 to 2016, the Company entered into silent partnership agreements for loans totaling EUR798,694 (approximately $915,383) (the “8.5% SPAs”). Under the 8.5% SPAs, the Company is to repay EUR398,634 (approximately $408,496) of the loans by June 30, 2023 and EUR400,000 (approximately $409,859) of the loans matures on December 31, 2025. The Company must pay a minimum of 8.5% interest per annum on the loans. The lenders are entitled to 1.66% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lenders do not partake in the Company’s losses. At maturity, the lenders of the 8.5% SPAs have the option to demand an additional payment equal to 30% of the principal of the loans as a Final Remuneration. The Final Remuneration is considered to be cost of issuing the debt and as such, the initial fair value of the 8.5% SPAs was determined to be EUR772,568 (approximately $85,440), determined using an estimated effective interest rate of 11.5%. Under the agreements, the lenders also agreed to invest in the Company and contributed EUR676,366 (approximately $775,183) to acquire 27,752 shares of the Company between the years of 2013 and 2016. During the year ended December 31, 2020, EUR80,000 (approximately $99,527) of the 8.5% SPAs was extinguished as the lender, who is a also a customer of the Company, elected to offset the debt amount against amounts in trade receivables due to the Company. The debtor did not demand the Final Remuneration and the Company recognized a gain on the extinguishment of $8,214.	Between the years of 2013 to 2016, the Company entered into silent partnership agreements for loans totaling EUR798,694 (approximately $915,383) (the “8.5% SPAs”). Under the 8.5% SPAs, the Company is to repay EUR398,634 (approximately $408,496) of the loans by June 30, 2023 and EUR400,000 (approximately $409,859) of the loans matures on December 31, 2025. The Company must pay a minimum of 8.5% interest per annum on the loans. The lenders are entitled to 1.66% of the Company’s net income each year should the Company be profitable and provided that the amount paid does not exceed the principal amount of the debt; the lenders do not partake in the Company’s losses. At maturity, the lenders of the 8.5% SPAs have the option to demand an additional payment equal to 30% of the principal of the loans as a Final Remuneration. The Final Remuneration is considered to be cost of issuing the debt and as such, the initial fair value of the 8.5% SPAs was determined to be EUR772,568 (approximately $85,440), determined using an estimated effective interest rate of 11.5%. Under the agreements, the lenders also agreed to invest in the Company and contributed EUR676,366 (approximately $775,183) to acquire 27,752 shares of the Company between the years of 2013 and 2016. During the year ended December 31, 2020, EUR80,000 (approximately $99,527) of the 8.5% SPAs was extinguished as the lender, who is a also a customer of the Company, elected to offset the debt amount against amounts in trade receivables due to the Company. The debtor did not demand the Final Remuneration and the Company recognized a gain on the extinguishment of $8,214.
Interest rate per annum					3.50%	11.50%	11.50%
Convertible to common shares percentage						8.00%	8.00%